Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Ordinary shares, par value (in Dollars per share)	[1]		$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	[1]		500,000,000	500,000,000
Ordinary shares, shares issued (in Shares)	[1]		26,675,001	25,000,001
Ordinary shares, shares outstanding (in Shares)	[1]		26,675,001	25,000,001
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[2]	$ 0.0025	$ 0.0025
Ordinary shares, shares authorized (in Shares)	[2]	39,793,402	39,793,402
Ordinary shares, shares issued (in Shares)	[2]	1,012,774	860,402
Ordinary shares, shares outstanding (in Shares)	[2]	1,012,774	860,402
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[2]	$ 0.0025	$ 0.0025
Ordinary shares, shares authorized (in Shares)	[2]	206,598	206,598
Ordinary shares, shares issued (in Shares)	[2]	206,598	206,598
Ordinary shares, shares outstanding (in Shares)	[2]	206,598	206,598

[1]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization as described in Note 12.
[2]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization and 25:1 share consolidation effective April 2, 2026 as described in Note 13.